FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
Note 15: -	Financial Instruments

a.	Classification of financial assets and liabilities

The financial assets and financial liabilities in the balance sheet are classified by groups of financial instruments in pursuant to IAS 39:

	December 31,
	2017	2016
	In thousands
Financial assets
Financial assets at fair value through profit or loss:
Marketable securities (equity and debt)	$1,663	$1,490
Financial assets at fair value through other comprehensive income (loss)-
Available for sale debt securities-	8,597	9,164
Financial assets at cost:
Cash	8,539	7,891
Short term bank deposits	24,220	10,087
	$43,019	$28,632
Financial liabilities
Financial liabilities at fair value:
Derivatives instruments	$8	$32
Financial liabilities measured at amortized cost:
Bank loans and capital leases	1,984	1,776
	$1,992	$1,808

b.	Financial risk factors

The Company's activities expose it to various financial risks, such as market risk (foreign currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Company's investment policy focuses on activities that will preserve the Company's capital. The Company utilized derivatives to hedge certain exposures to risk.

Risk management is the responsibility of the Company CEO and CFO, in accordance with the policy approved by the Board of Directors. The Board of Directors provides principles for the overall risk management.

1.	Market risks

a)	Foreign exchange risk

The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the NIS. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency, such as customers, suppliers and credit.

As of December 31, 2017, the Company has a position in financial derivatives intended to hedge changes in the exchange rate of the USD vs. the NIS (see also f. below).

b)	Price risk

As of December 31, 2017, the Company has financial instruments, shares and debentures, classified as financial assets measured at fair value through profit or loss and Available for sale financial investments, for which the Company is exposed to risk of fluctuations in the security price that is determined by reference to the quoted market price.

2.	Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

a)	Trade receivables:

The Company regularly monitors the credit extended to its customers and their general financial condition, and, when necessary, requires collateral as security for these debts such as letters of creditor and down payments. In addition, the Company partially insures its overseas sales with foreign trade risk insurance.

The Company keeps constant track of customer debt and the Financial Statements include an allowance for doubtful accounts that adequately reflects, in the Company's assessment, the loss embodied in the debts the collection of which is in doubt.

The Company’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2017 and 2016 is the carrying amount of trade receivables.

b)	Cash and cash equivalent and short term investments:

The Company holds cash, cash equivalents, short term deposits and other financial instruments at a major financial institutions in Israel. In accordance with Company policy, evaluations of the relative strength of credit of the various financial institutions are made on an ongoing basis.

Short-term investments include short-term deposits with low risk for a period less than one year. The Company’s marketable securities consist of investment-grade corporate bonds, U.S., European and Israeli governments bonds and equity investments. The Company’s investment policy, limits the amount the Company may invest in any one type of investment or issuer and the average maturities of the bond portfolio, thereby reducing credit risk concentrations.

The Company has not experienced any significant losses on its short term investments.

c)         Foreign currency derivative contracts:

The Company is exposed to foreign currency exchange movements, primarily in Israel. Consequently, it enters into various foreign currency exchange  contracts with major financial institutions.

3.	Liquidity risk

The table below summarizes the maturity profile of the Company's financial liabilities based on contractual undiscounted payments:

December 31, 2017

	Less than one year	1 to 2	2 to 3	3 to 5	Total
	In thousands

Trade payables	$18,036	-	-	-	$18,036
Other accounts payables	5,820	-	-	-	5,820
Long term loans and capital leases (including interest)	669	634	532	260	2,095

	$24,525	$634	$532	$260	$25,951

December 31, 2016

	Less than one year	1 to 2	2 to 3	3 to 5	Total
	In thousands

Trade payables	$16,277	-	-	-	$16,277
Other accounts payables	5,614	-	-	-	5,614
Long term loan and capital leases (including interest)	464	461	429	549	1,903

	$22,355	$461	$429	$549	$23,794

            Changes in liabilities arising from financing activities

	January 1, 2017	Payments	Foreign exchange movement	Cash from new loans	New leases	December 31, 2017
	In thousands
Bank loans	1,673	(419)	177	279	-	1710
Capital leases	103	(111)	-	-	282	274
Total	1,776	(530)	177	279	282	1984

c.	Fair value

The following table demonstrates the carrying amount and fair value of the financial instruments presented in the financial statements not at fair value:

	Carrying Amount		Fair Value
	December 31,		December 31,
	2017	2016	2017	2016
	In thousands
Financial liabilities
Bank loans and capital Leases	$1,984	$1,776	$1,984	$1,761

The fair value of the bank loans and capital leases was based on standard pricing valuation model such as DCF which considers the present value of future cash flows discounted at the interest rate that reflects market conditions (Level 3).

The carrying amount of cash and cash equivalents, short term bank deposits,  trade and other receivables, trade and other payables approximates their fair value, due to the short term maturities of the financial instruments.

d.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value:

	Level 1	Level 2
	In thousands
December 31, 2017

Marketable securities at fair value through profit or loss:
Equity shares	$77	$-
Mutual funds	456	-
Debt securities (corporate and government)	1,130	-
Derivatives instruments	-	(8)
Available for sale debt securities (corporate and government)	-	8,597
	$1,663	$8,589

	Level 1	Level 2
	In thousands
December 31, 2016
Marketable securities at fair value through profit or loss:
Equity shares	$70	$-
Mutual funds	388	-
Debt securities (corporate and government)	1,032	-
Derivatives instruments	-	(32)
Available for sale debt securities (corporate and government)	-	9,164
	$1,490	$9,132

During 2017 there was no transfer due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.

	December 31,
	2017	2016
	In thousands
Sensitivity test to changes in market price of listed Securities

Gain (loss) from change:
5% increase in market price	$513	$535
5% decrease in market price	$(513)	$(535)

Sensitivity test to changes in foreign currency:

Gain (loss) from change:
5% increase in NIS	$(143)	$19
5% decrease in NIS	$143	$(19)
5% increase in Euro	$(135)	$(184)
5% decrease in Euro	$135	$184

Sensitivity tests and principal work assumptions

The selected changes in the relevant risk variables were determined based on management's estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variable chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.

e.	Linkage terms of financial liabilities by groups of financial instruments pursuant to IAS 39:

	December 31,
	In thousands
	2017	2016
In NIS:
Bank loans and capital leases measured at amortized cost	$1,984	$1,776

f.	Derivatives and hedging:

Derivatives instruments not designated as hedging

The Company has foreign currency forward contracts designed to protect it from exposure to fluctuations in exchange rates, mainly of NIS and EUR, in respect of its transactions for debt from customers' debt, to service providers and inventory. Foreign currency forward contracts are not designated as cash flow hedges, fair value or net investment in a foreign operation. These derivatives are not considered as hedge accounting. As of December 31, 2017 the fair value of the derivative instruments not designated as hedging was a liability of $60 thousands. The open transactions for those derivatives were in an amount of $5.8 million.

Cash flow hedges:

As of December 31, 2017, the Company held NIS/USD hedging contracts (cylinder contracts) designated as hedges of expected future salaries expenses and for expected future purchases from Israeli suppliers.

The main terms of these positions were set to match the terms of the hedged items. As of December 31, 2017 the fair value of the derivative instruments designated as hedge accounting was an asset of $52 thousands. The open transactions for those derivatives were in an amount of $770 thousands.

Cash flow hedges of the expected salaries expenses in December 31, 2017 was estimated as highly effective  and accordingly a net unrecognized loss was recorded in  other comprehensive income in the amount of $71 thousands.